Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.24%
Brazil–12.43%
Ambev S.A., ADR	6,453,469	$18,198,783
Arcos Dorados Holdings, Inc., Class A(a)	10,386,633	75,406,955
B3 S.A. - Brasil, Bolsa, Balcao	6,129,960	13,138,760
Multiplan Empreendimentos Imobiliarios S.A.	11,259,329	51,791,042
Raia Drogasil S.A.	5,920,900	24,008,133
Rede D’Or Sao Luiz S.A.(b)	3,274,900	20,500,959
TOTVS S.A.	3,772,700	19,227,711
		222,272,343
China–28.42%
Airtac International Group	833,000	22,864,222
Alibaba Group Holding Ltd., ADR(c)	126,178	11,276,528
Angel Yeast Co. Ltd., A Shares	1,582,605	10,449,573
China Mengniu Dairy Co. Ltd.(c)	8,812,000	41,046,974
China Resources Beer Holdings Co. Ltd.	5,904,000	40,970,548
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	2,993,255	13,256,508
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	6,369,200	31,019,207
JD.com, Inc., A Shares	71,209	2,120,405
JD.com, Inc., ADR(d)	1,262,867	75,140,586
Sunny Optical Technology Group Co. Ltd.	604,300	8,215,967
Tencent Holdings Ltd.	1,118,700	44,007,165
Tongcheng Travel Holdings Ltd.(b)(c)	28,577,600	54,894,046
Wuliangye Yibin Co. Ltd., A Shares	2,140,260	56,819,854
Yum China Holdings, Inc.	1,975,192	96,211,600
		508,293,183
Egypt–1.46%
Eastern Co. S.A.E.	14,250,488	7,418,991
Egyptian Financial Group-Hermes Holding Co.(c)	30,747,602	18,624,039
		26,043,030
France–1.92%
Bollore SE	6,808,819	34,333,699
Hungary–3.18%
Gedeon Richter PLC	2,790,740	56,981,371
India–5.20%
Emami Ltd.	4,289,538	24,405,289
HDFC Bank Ltd., ADR	1,092,650	68,618,420
		93,023,709
Indonesia–5.49%
PT Bank Central Asia Tbk	74,917,000	37,312,395
PT Kalbe Farma Tbk	343,730,800	37,661,794
PT Telkom Indonesia (Persero) Tbk	81,558,500	23,303,301
		98,277,490
Macau–0.77%
Galaxy Entertainment Group Ltd.	2,319,000	13,820,139
Shares		Value
Mexico–11.31%
Bolsa Mexicana de Valores S.A.B. de C.V.	21,082,320	$39,236,870
GMexico Transportes S.A.B. de C.V.	20,500,530	34,493,546
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,831,898	47,704,828
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,133,838	15,373,321
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(d)	22,678,092	33,396,106
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,853,834	32,070,202
		202,274,873
Netherlands–0.82%
Prosus N.V.	222,367	14,605,831
Nigeria–1.22%
Zenith Bank PLC	447,469,084	21,754,743
Philippines–5.09%
BDO Unibank, Inc.	21,000,720	45,616,972
SM Investments Corp.	857,870	12,087,573
SM Prime Holdings, Inc.	50,105,400	33,364,433
		91,068,978
Russia–0.00%
Detsky Mir PJSC(e)	6,640,610	7
Moscow Exchange MICEX-RTS PJSC(c)(e)	11,806,000	12
Ozon Holdings PLC, ADR(c)(e)	783,546	1
Sberbank of Russia PJSC(c)(e)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(c)(e)	15,636,015	15
Yandex N.V., Class A(c)(e)	1,617,426	1
		48
South Africa–0.79%
Naspers Ltd., Class N	98,890	14,103,007
South Korea–5.08%
Douzone Bizon Co. Ltd.	335,094	8,350,559
LEENO Industrial, Inc.	116,138	11,815,050
NAVER Corp.	71,516	14,338,759
Samsung Electronics Co. Ltd.	1,188,962	56,385,330
		90,889,698
Taiwan–7.47%
MediaTek, Inc.	1,187,000	27,295,420
Taiwan Semiconductor Manufacturing Co. Ltd.	5,218,000	89,360,733
Visual Photonics Epitaxy Co. Ltd.	6,907,000	17,001,684
		133,657,837
Turkey–1.01%
Haci Omer Sabanci Holding A.S.	16,256,131	18,055,602
United Arab Emirates–1.40%
Emaar Properties PJSC	16,658,100	25,011,631

See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Shares		Value
Vietnam–1.18%
Vietnam Dairy Products JSC	6,782,848	$21,200,700
Total Common Stocks & Other Equity Interests (Cost $1,646,025,678)		1,685,667,912
Money Market Funds–5.51%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(a)(f)	36,675,115	36,675,115
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(a)(f)	20,003,644	20,003,644
Invesco Treasury Portfolio, Institutional Class, 1.66%(a)(f)	41,914,417	41,914,417
Total Money Market Funds (Cost $98,587,814)		98,593,176
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.75% (Cost $1,744,613,492)		1,784,261,088
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.07%
Invesco Private Government Fund, 1.77%(a)(f)(g)	5,336,935	$5,336,935
Invesco Private Prime Fund, 1.89%(a)(f)(g)	13,723,549	13,723,549
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,060,451)		19,060,484
TOTAL INVESTMENTS IN SECURITIES—100.82% (Cost $1,763,673,943)		1,803,321,572
OTHER ASSETS LESS LIABILITIES–(0.82)%		(14,719,667)
NET ASSETS–100.00%		$1,788,601,905
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,451,993	$130,859,866	$(145,636,744)	$-	$-	$36,675,115	$172,446
Invesco Liquid Assets Portfolio, Institutional Class	30,570,539	93,471,334	(104,026,246)	3,008	(14,991)	20,003,644	74,375
Invesco Treasury Portfolio, Institutional Class	58,802,278	149,554,133	(166,441,994)	-	-	41,914,417	130,314
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	312,596	69,321,380	(64,297,041)	-	-	5,336,935	27,227*
Invesco Private Prime Fund	729,392	163,034,912	(150,050,861)	33	10,073	13,723,549	77,099*
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	52,893,628	-	(5,600,009)	29,895,176	(1,781,840)	75,406,955	859,018
Total	$194,760,426	$606,241,625	$(636,052,895)	$29,898,217	$(1,786,758)	$193,060,615	$1,340,479

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $106,414,212, which represented 5.95% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$222,272,343	$—	$—	$222,272,343
China	182,628,714	325,664,469	—	508,293,183
Egypt	7,418,991	18,624,039	—	26,043,030
France	—	34,333,699	—	34,333,699
Hungary	—	56,981,371	—	56,981,371
India	68,618,420	24,405,289	—	93,023,709
Indonesia	—	98,277,490	—	98,277,490
Macau	—	13,820,139	—	13,820,139
Mexico	202,274,873	—	—	202,274,873
Netherlands	—	14,605,831	—	14,605,831
Nigeria	—	21,754,743	—	21,754,743
Philippines	—	91,068,978	—	91,068,978
Russia	—	—	48	48
South Africa	—	14,103,007	—	14,103,007
South Korea	—	90,889,698	—	90,889,698
Taiwan	—	133,657,837	—	133,657,837
Turkey	—	18,055,602	—	18,055,602
United Arab Emirates	—	25,011,631	—	25,011,631
Vietnam	—	21,200,700	—	21,200,700
Money Market Funds	98,593,176	19,060,484	—	117,653,660
Total Investments	$781,806,517	$1,021,515,007	$48	$1,803,321,572
Invesco EQV Emerging Markets All Cap Fund